Equity reserves (Details narrative)	12 Months Ended
Dec. 31, 2023 shares
Description of RSUs vested transaction 1	709,168 RSUs vest in 25% increments on each of June 30, 2023, December 31, 2023, June 30, 2024, and December 31, 2024
RSU Granted	749,739
Description of RSUs vested transaction 2	15,989 RSUs vest in 25% increments on each of June 30, 2023, September 30, 2023, December 31, 2023, and March 31, 2024
Description of RSUs vested transaction 3	24,582 RSUs vest 100% on October 2, 2024